UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (98.1%)(a)
			Shares	Value

Aerospace and defense (0.5%)

Embraer SA ADR (Brazil)			153,100	$4,198,002

				4,198,002
Auto components (0.4%)

Johnson Controls, Inc.			99,200	3,151,584

				3,151,584
Automobiles (3.0%)

Dongfeng Motor Group Co., Ltd. (China)			2,062,000	3,855,299

Fiat SpA (Italy)			674,207	4,053,273

Ford Motor Co.(NON)			337,000	4,185,540

Nissan Motor Co., Ltd. (Japan)			759,900	7,168,304

Porsche Automobil Holding SE (Preference) (Germany)			72,744	4,462,727

				23,725,143
Beverages (2.2%)

Anheuser-Busch InBev NV (Belgium)			119,851	7,275,770

Beam, Inc.			42,200	2,207,482

Coca-Cola Enterprises, Inc.			284,893	7,632,283

				17,115,535
Building products (0.8%)

Owens Corning, Inc.(NON)			186,900	6,307,875

				6,307,875
Capital markets (0.5%)

Charles Schwab Corp. (The)			315,200	3,672,080

				3,672,080
Chemicals (5.2%)

Agrium, Inc. (Canada)			52,600	4,240,209

CF Industries Holdings, Inc.			65,800	11,671,604

Lanxess AG (Germany)			88,336	5,763,775

Monsanto Co.			148,600	12,192,630

Potash Corp. of Saskatchewan, Inc. (Canada)			152,600	7,132,524

				41,000,742
Commercial banks (5.5%)

Banco Santander Brasil (Units) (Brazil)			552,500	5,122,768

China Construction Bank Corp. (China)			5,629,000	4,507,381

Sberbank of Russia ADR (Russia)(NON)			689,243	8,344,155

Standard Chartered PLC (United Kingdom)			91,181	2,210,534

Wells Fargo & Co.			670,672	19,590,329

Zions Bancorp.			232,400	3,913,616

				43,688,783
Communications equipment (1.8%)

Cisco Systems, Inc.			293,800	5,767,294

Juniper Networks, Inc.(NON)			180,300	3,773,679

Qualcomm, Inc.			74,400	4,376,208

				13,917,181
Computers and peripherals (3.3%)

Apple, Inc.(NON)			11,100	5,066,928

Asustek Computer, Inc. (Taiwan)			824,720	6,522,500

Fujitsu, Ltd. (Japan)			597,000	3,187,864

Gemalto NV (Netherlands)			78,974	4,248,734

Lenovo Group, Ltd. (China)			8,950,000	7,166,647

				26,192,673
Construction and engineering (0.9%)

Empresas ICA SAB de CV ADR (Mexico)(NON)			388,000	2,522,000

KBR, Inc.			148,400	4,769,576

				7,291,576
Consumer finance (0.7%)

Capital One Financial Corp.			125,300	5,732,475

				5,732,475
Diversified financial services (1.9%)

JPMorgan Chase & Co.			320,400	11,950,920

ORIX Corp. (Japan)			30,130	2,818,511

Vakif Finansal Kiralama (Turkey)			225,071	230,580

				15,000,011
Diversified telecommunication services (3.1%)

CenturyLink, Inc.			113,900	4,217,717

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			224,100	11,202,060

Verizon Communications, Inc.			251,900	9,486,554

				24,906,331
Electrical equipment (1.4%)

Mitsubishi Electric Corp. (Japan)			596,000	5,348,517

Schneider Electric SA (France)			87,044	5,428,790

				10,777,307
Electronic equipment, instruments, and components (1.7%)

Hitachi, Ltd. (Japan)			753,000	4,208,580

TE Connectivity, Ltd. (Switzerland)			128,900	4,395,490

Unimicron Technology Corp. (Taiwan)			3,961,000	5,214,396

				13,818,466
Energy equipment and services (3.7%)

Baker Hughes, Inc.			108,200	5,315,866

National Oilwell Varco, Inc.			114,000	8,433,720

Oceaneering International, Inc.			164,840	8,009,576

Oil States International, Inc.(NON)			94,000	7,490,860

				29,250,022
Food and staples retail (2.1%)

Jeronimo Martins, SGPS, SA (Portugal)(NON)			187,024	3,125,329

Lawson, Inc. (Japan)			131,500	7,987,995

Wal-Mart Stores, Inc.			84,500	5,184,920

				16,298,244
Food products (0.4%)

Kerry Group PLC Class A (Ireland)			65,376	2,406,755

Post Holdings, Inc.(NON)			25,533	687,093

				3,093,848
Gas utilities (0.5%)

Tokyo Gas Co., Ltd. (Japan)			793,000	3,662,241

				3,662,241
Health-care equipment and supplies (2.3%)

Covidien PLC (Ireland)			85,100	4,382,650

Edwards Lifesciences Corp.(NON)			38,100	3,149,727

Olympus Corp. (Japan)			174,600	2,943,597

St. Jude Medical, Inc.			76,000	3,169,960

Stryker Corp.			76,300	4,229,309

				17,875,243
Health-care providers and services (3.6%)

Aetna, Inc.			264,549	11,560,791

Express Scripts, Inc.(NON)			125,500	6,420,580

UnitedHealth Group, Inc.			198,800	10,295,852

				28,277,223
Hotels, restaurants, and leisure (2.7%)

Carnival PLC (United Kingdom)			129,220	3,870,571

Compass Group PLC (United Kingdom)			914,111	8,492,544

Ctrip.com International, Ltd. ADR (China)(NON)			127,700	3,198,885

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)			96,700	2,851,683

TUI Travel PLC (United Kingdom)			891,763	2,691,999

				21,105,682
Household durables (2.3%)

Lennar Corp.			198,800	4,272,212

Persimmon PLC (United Kingdom)			386,856	3,214,560

Pulte Group, Inc.(NON)			607,900	4,528,855

Standard Pacific Corp.(NON)			481,900	1,754,116

Toll Brothers, Inc.(NON)			183,400	3,999,954

				17,769,697
Independent power producers and energy traders (0.5%)

Electric Power Development Co. (Japan)			150,000	3,983,207

				3,983,207
Industrial conglomerates (0.6%)

Tyco International, Ltd.			97,000	4,942,150

				4,942,150
Insurance (2.0%)

Aflac, Inc.			70,000	3,376,100

AON Corp.			43,400	2,101,862

AXA SA (France)			241,311	3,672,689

Marsh & McLennan Cos., Inc.			144,700	4,571,073

Swiss Re AG (Switzerland)(NON)			41,146	2,237,432

				15,959,156
Internet and catalog retail (2.0%)

Amazon.com, Inc.(NON)			17,100	3,324,924

Blue Nile, Inc.(NON)(S)			67,600	2,727,660

HomeAway, Inc.(NON)(S)			217,500	5,881,200

Priceline.com, Inc.(NON)(S)			6,900	3,653,412

				15,587,196
Internet software and services (2.4%)

Baidu, Inc. ADR (China)(NON)			29,000	3,698,080

Open Text Corp. (Canada)(NON)			69,800	3,538,162

Telecity Group PLC (United Kingdom)(NON)			819,988	8,373,156

Tencent Holdings, Ltd. (China)			120,700	2,952,405

				18,561,803
IT Services (1.3%)

Accenture PLC Class A			182,100	10,441,614

				10,441,614
Leisure equipment and products (0.5%)

Sankyo Co., Ltd. (Japan)			81,500	3,983,043

				3,983,043
Machinery (0.8%)

Fiat Industrial SpA (Italy)(NON)			233,224	2,288,720

Pall Corp.			67,100	4,004,528

				6,293,248
Media (0.3%)

Jupiter Telecommunications Co., Ltd. (Japan)			2,394	2,383,949

				2,383,949
Metals and mining (2.7%)

Fortescue Metals Group, Ltd. (Australia)			805,255	4,317,240

Newcrest Mining, Ltd. (Australia)			244,303	8,745,764

Rio Tinto PLC (United Kingdom)			66,876	4,037,460

Xstrata PLC (United Kingdom)			245,681	4,168,430

				21,268,894
Oil, gas, and consumable fuels (10.0%)

Apache Corp.			42,200	4,172,736

BG Group PLC (United Kingdom)			905,555	20,362,342

Cabot Oil & Gas Corp. Class A			96,400	3,075,160

Canadian Natural Resources, Ltd. (Canada)			112,600	4,460,086

Gazprom OAO (Russia)(NON)			1,473,248	8,948,258

Inpex Corp. (Japan)			960	6,549,462

Marathon Oil Corp.			150,100	4,711,639

Noble Energy, Inc.			55,200	5,556,984

Origin Energy, Ltd. (Australia)			178,116	2,601,973

Royal Dutch Shell PLC Class A (United Kingdom)			364,115	12,940,160

Tullow Oil PLC (United Kingdom)			252,421	5,534,509

				78,913,309
Personal products (0.8%)

Avon Products, Inc.			348,100	6,185,737

				6,185,737
Pharmaceuticals (5.5%)

Astellas Pharma, Inc. (Japan)			217,900	8,948,137

Eli Lilly & Co.			132,000	5,245,680

Pfizer, Inc.			600,263	12,845,628

Sanofi (France)			153,890	11,406,797

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			101,400	4,576,182

				43,022,424
Real estate management and development (1.7%)

Henderson Land Development Co., Ltd. (Hong Kong)			1,424,000	7,730,249

Hysan Development Co., Ltd.. (Hong Kong)			705,000	2,772,620

Mitsui Fudosan Co., Ltd. (Japan)			193,000	3,172,776

				13,675,645
Road and rail (0.1%)

Localiza Rent a Car SA (Brazil)			55,380	909,371

				909,371
Semiconductors and semiconductor equipment (2.1%)

Advanced Micro Devices, Inc.(NON)			714,700	4,795,637

Samsung Electronics Co., Ltd. (South Korea)			7,870	7,755,455

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			295,000	4,153,600

				16,704,692
Software (3.7%)

Adobe Systems, Inc.(NON)			131,900	4,082,305

Konami Corp. (Japan)			179,800	4,741,511

Nuance Communications, Inc.(NON)			291,300	8,307,876

Oracle Corp.			251,700	7,097,940

Salesforce.com, Inc.(NON)			42,200	4,928,960

				29,158,592
Specialty retail (3.7%)

Best Buy Co., Inc.			95,400	2,284,830

Cia Hering (Brazil)			203,800	4,899,038

Industria de Diseno Textil (Inditex) SA (Spain)			90,681	7,919,335

Kingfisher PLC (United Kingdom)			1,114,217	4,495,869

Lowe's Cos., Inc.			222,600	5,972,358

Yamada Denki Co., Ltd. (Japan)			53,340	3,401,107

				28,972,537
Textiles, apparel, and luxury goods (0.6%)

Hanesbrands, Inc.(NON)			203,900	5,015,940

				5,015,940
Tobacco (3.8%)

British American Tobacco (BAT) PLC (United Kingdom)			171,874	7,912,095

Japan Tobacco, Inc. (Japan)			1,674	8,236,027

Lorillard, Inc.			24,300	2,609,577

Philip Morris International, Inc.			150,700	11,267,839

				30,025,538
Trading companies and distributors (1.3%)

W.W. Grainger, Inc.			54,900	10,471,626

				10,471,626
Wireless telecommunication services (1.2%)

NTT DoCoMo, Inc. (Japan)			4,369	7,761,252

Vodafone Group PLC ADR (United Kingdom)			76,300	2,066,971

				9,828,223

Total common stocks (cost $730,880,713)				$774,115,858

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

LIC Housing Finance, Ltd. 144A (India)	6/3/14	$0.000001	433,073	$2,198,429

Total warrants (cost $1,970,689)				$2,198,429

SHORT-TERM INVESTMENTS (1.9%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)			12,352,750	$12,352,750

SSgA Prime Money Market Fund 0.13%(P)			280,000	280,000

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.077%, July 26, 2012			$2,002,000	2,001,217

U.S. Treasury Bills with an effective yield of 0.070%, June 28, 2012(SEGSF)			130,000	129,963

U.S. Treasury Bills with an effective yield of 0.054%, February 9, 2012			260,000	259,997

Total short-term investments (cost $15,024,019)				$15,023,927

TOTAL INVESTMENTS

Total investments (cost $747,875,421)(b)				$791,338,214

FORWARD CURRENCY CONTRACTS at 1/31/12 (aggregate face value $253,558,568) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	2/15/12	$5,755,605	$5,596,794	$158,811
	British Pound	Sell	2/15/12	2,097,806	2,075,000	(22,806)
	Canadian Dollar	Buy	2/15/12	352,335	349,292	3,043
	Euro	Sell	2/15/12	3,141,356	3,129,995	(11,361)
	Norwegian Krone	Sell	2/15/12	3,176,138	3,158,153	(17,985)
	Swedish Krona	Sell	2/15/12	398,559	397,914	(645)
	Swiss Franc	Buy	2/15/12	6,889,964	6,801,931	88,033
Barclays Bank PLC
	British Pound	Sell	2/15/12	3,480,430	3,414,619	(65,811)
	Euro	Sell	2/15/12	942,865	939,361	(3,504)
	Hong Kong Dollar	Sell	2/15/12	4,507,963	4,499,547	(8,416)
	Japanese Yen	Sell	2/15/12	8,202,999	8,151,494	(51,505)
	Norwegian Krone	Buy	2/15/12	39,353	39,082	271
	Swedish Krona	Buy	2/15/12	3,926,269	3,913,882	12,387
	Swiss Franc	Buy	2/15/12	1,806,183	1,783,526	22,657
Citibank, N.A.
	Australian Dollar	Buy	2/15/12	1,885,813	1,833,925	51,888
	British Pound	Buy	2/15/12	4,341,044	4,293,851	47,193
	Canadian Dollar	Buy	2/15/12	2,660,955	2,639,569	21,386
	Danish Krone	Buy	2/15/12	3,033,459	3,003,310	30,149
	Euro	Sell	2/15/12	2,644,417	2,634,125	(10,292)
	Hong Kong Dollar	Sell	2/15/12	4,987,418	4,978,210	(9,208)
	Norwegian Krone	Sell	2/15/12	2,440,451	2,423,696	(16,755)
	Singapore Dollar	Buy	2/15/12	529,312	517,428	11,884
	Swedish Krona	Sell	2/15/12	906,128	903,522	(2,606)
	Swiss Franc	Buy	2/15/12	169,611	167,532	2,079
Credit Suisse AG
	Australian Dollar	Buy	2/15/12	1,808,108	1,757,450	50,658
	British Pound	Buy	2/15/12	1,513,244	1,496,447	16,797
	Canadian Dollar	Buy	2/15/12	3,868,005	3,839,083	28,922
	Euro	Sell	2/15/12	1,166,154	1,152,111	(14,043)
	Japanese Yen	Buy	2/15/12	1,083,733	1,049,317	34,416
	Norwegian Krone	Sell	2/15/12	2,081,287	2,067,068	(14,219)
	Swedish Krona	Buy	2/15/12	73,882	73,740	142
	Swiss Franc	Buy	2/15/12	9,839,313	9,711,825	127,488
Deutsche Bank AG
	British Pound	Sell	2/15/12	2,901,540	2,870,899	(30,641)
	Canadian Dollar	Sell	2/15/12	760,999	754,249	(6,750)
	Euro	Buy	2/15/12	1,185,383	1,180,779	4,604
	Swedish Krona	Buy	2/15/12	1,320,348	1,315,466	4,882
	Swiss Franc	Buy	2/15/12	1,190,540	1,176,275	14,265
Goldman Sachs International
	Australian Dollar	Buy	2/15/12	5,578,038	5,424,284	153,754
	British Pound	Buy	2/15/12	204,833	202,596	2,237
	Euro	Sell	2/15/12	45,521	34,815	(10,706)
	Japanese Yen	Sell	2/15/12	5,592,594	5,556,392	(36,202)
	Norwegian Krone	Sell	2/15/12	5,039,266	5,002,258	(37,008)
	Swedish Krona	Sell	2/15/12	2,056,879	2,050,645	(6,234)
HSBC Bank USA, National Association
	Australian Dollar	Buy	2/15/12	1,037,203	1,008,584	28,619
	British Pound	Sell	2/15/12	2,853,798	2,824,005	(29,793)
	Euro	Sell	2/15/12	2,558,606	2,549,294	(9,312)
	Hong Kong Dollar	Sell	2/15/12	4,572,809	4,564,578	(8,231)
	Norwegian Krone	Buy	2/15/12	1,554,441	1,546,202	8,239
	Swiss Franc	Buy	2/15/12	1,098,074	1,084,591	13,483
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	2/15/12	1,135,368	1,104,683	(30,685)
	British Pound	Sell	2/15/12	11,941,140	11,811,627	(129,513)
	Canadian Dollar	Buy	2/15/12	1,640,739	1,627,167	13,572
	Euro	Buy	2/15/12	49,184	49,004	180
	Hong Kong Dollar	Sell	2/15/12	4,250,202	4,241,976	(8,226)
	Japanese Yen	Sell	2/15/12	5,995,596	5,965,153	(30,443)
	Norwegian Krone	Buy	2/15/12	654,938	650,321	4,617
	Singapore Dollar	Buy	2/15/12	5,188,340	5,072,025	116,315
	Swedish Krona	Sell	2/15/12	314,907	313,958	(949)
	Swiss Franc	Buy	2/15/12	454,724	449,070	5,654
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	2/15/12	992,466	963,294	29,172
	British Pound	Sell	2/15/12	1,555,629	1,538,411	(17,218)
	Canadian Dollar	Buy	2/15/12	5,635,362	5,587,915	47,447
	Euro	Buy	2/15/12	2,301,438	2,291,478	9,960
	Israeli Shekel	Buy	2/15/12	1,132,988	1,100,589	32,399
	Japanese Yen	Sell	2/15/12	7,687,158	7,634,014	(53,144)
	Swedish Krona	Buy	2/15/12	1,973,007	1,970,641	2,366
	Swiss Franc	Sell	2/15/12	1,155,010	1,141,048	(13,962)
State Street Bank and Trust Co.
	Australian Dollar	Sell	2/15/12	1,376,541	1,338,533	(38,008)
	Canadian Dollar	Buy	2/15/12	4,372,679	4,336,036	36,643
	Euro	Buy	2/15/12	7,471,366	7,444,059	27,307
	Israeli Shekel	Buy	2/15/12	1,133,015	1,100,686	32,329
	Norwegian Krone	Sell	2/15/12	3,309,460	3,284,738	(24,722)
	Swedish Krona	Buy	2/15/12	6,131,355	6,110,677	20,678
UBS AG
	Australian Dollar	Sell	2/15/12	893,771	869,177	(24,594)
	British Pound	Buy	2/15/12	1,984,833	1,962,374	22,459
	Canadian Dollar	Buy	2/15/12	998,681	990,513	8,168
	Euro	Buy	2/15/12	4,972,277	4,953,344	18,933
	Israeli Shekel	Sell	2/15/12	3,779,859	3,673,008	(106,851)
	Norwegian Krone	Buy	2/15/12	17,131,147	17,008,068	123,079
	Swedish Krona	Sell	2/15/12	189,165	188,557	(608)
	Swiss Franc	Buy	2/15/12	4,384,908	4,330,461	54,447
Westpac Banking Corp.
	Australian Dollar	Buy	2/15/12	822,426	799,749	22,677
	British Pound	Buy	2/15/12	2,681,108	2,651,663	29,445
	Canadian Dollar	Buy	2/15/12	2,265,650	2,247,952	17,698
	Euro	Buy	2/15/12	5,323,497	5,304,366	19,131
	Japanese Yen	Sell	2/15/12	3,534,570	3,513,522	(21,048)

Total						$708,959

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
OAO	Open Joint Stock Company
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $789,168,717.
(b)	The aggregate identified cost on a tax basis is $748,476,221, resulting in gross unrealized appreciation and depreciation of $76,179,554 and $33,317,561, respectively, or net unrealized appreciation of $42,861,993.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $12,182,268.
	The fund received cash collateral of $12,352,750, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,387 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $51,486,550 and $73,151,375, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $715,542 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	48.1%
	Japan	13.1
	United Kingdom	11.6
	China	3.6
	France	2.6
	Canada	2.5
	Russia	2.2
	Taiwan	2.0
	Australia	2.0
	Brazil	1.9
	Hong Kong	1.3
	Germany	1.3
	Spain	1.0
	South Korea	1.0
	Belgium	0.9
	Ireland	0.9
	Switzerland	0.9
	Italy	0.8
	Israel	0.6
	Netherlands	0.5
	Other	1.2

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $530,916 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $167,039 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $9,997.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$82,493,893	$39,200,878	$—
Consumer staples	51,998,953	20,719,949	—
Energy	69,326,320	38,837,011	—
Financials	81,032,760	16,695,390	—
Health care	77,768,093	11,406,797	—
Industrials	43,473,645	7,717,510	—
Information technology	116,173,131	12,621,890	—
Materials	48,299,971	13,969,665	—
Telecommunication services	34,734,554	—	—
Utilities	7,645,448	—	—
Total common stocks	612,946,768	161,169,090	—
Warrants	—	2,198,429	—
Short-term investments	280,000	14,743,927	—

Totals by level	$613,226,768	$178,111,446	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$708,959	$—

Totals by level	$—	$708,959	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,632,963	$924,004
Equity contracts	2,198,429	—

Total	$3,831,392	$924,004

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012